EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	$ 132
2014	128
2015	106
2016	109
2017	128
2018 - 2021	786
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	484
2014	567
2015	627
2016	683
2017	740
2018 - 2021	$ 4,480